DEBT - Schedule of Debt Maturities (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Debt Disclosure [Abstract]
2017 (remaining six months)	$ 0
2018	78,038
2019	561,810
2020	379,338
2021	269,085
Thereafter	21,600
Total debt	1,309,871
Fair value purchase price adjustment of convertible bond debt	(17,714)
Total debt	$ 1,292,157